Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of debt
As at June 30, 2020 and December 31, 2019, we had the following liabilities for third party debt agreements:

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Secured credit facilities	5,662	5,662
Senior Secured Notes	495	476
Credit facilities contained within variable interest entities	598	621
Total debt principal	6,755	6,759
Less: debt discount and fees	(120)	(136)
Carrying value	6,635	6,623

This was presented in our Consolidated Balance Sheets as follows:

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Debt due within one year	420	343
Long-term debt	6,215	6,280
Total debt principal	6,635	6,623

Debt maturities
The outstanding debt as at June 30, 2020 is repayable as follows:

(In $ millions)	Year ended June 30,
2021	420
2022	786
2023	1,730
2024	1,430
2025	1,894
2026 and thereafter	495
Total debt principal (1)	6,755

(1)  Debt principal repayments, excluding cash and payment-in-kind interest.